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                                 DIRECTOR ULTRA
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED JUNE 30, 2004 TO THE PROSPECTUS DATED MAY 3, 2004


Effective July 1, 2004, Montag & Caldwell, Inc. will no longer sub-advise the MTB Large Cap Growth Fund II, and will be replaced by MTB Investment Advisors, Inc.

As a result, the second paragraph under the subsection "The Funds" under the section "General Contract Information" in the prospectus is deleted.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.


HV- 4318
333-101923